Debt (Details Narrative) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended		12 Months Ended
		Apr. 30, 2018	Oct. 31, 2016	Mar. 31, 2014	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Apr. 20, 2018	Oct. 07, 2016	Mar. 03, 2014
Repayment of revolving credit facility					$ 160,429	$ 209,595	$ 332,853	$ 362,177	$ 205,099
Term loan					$ 268,081
Red Fish Blue Fish, LLC
Term loan												$ 35,200
Term loan, maturity				6 years
Term loan, maturity date			Jul. 31, 2022	Mar. 03, 2020	Jul. 31, 2022
Common shares issued			26,525	940,524
Term loan, interest rate	[1]										11.00%
Aperture Media Partners, LLC
Term loan								$ 3,200		$ 4,700
Term loan, maturity		1 year 6 months
Revolving Credit Facility | JP Morgan Credit Facility
Senior secured revolving credit facility	[2]										$ 400,000
Credit facility, term			5 years
Credit facility, maturity			Oct. 31, 2021
Credit facility, interest description			Interest is equal to 3.00% plus LIBOR
Commitment fee, percent	[3]		0.75%
Effective interest rate					5.03%		5.56%
Revolving Credit Facility | P&A Facility
Senior secured revolving credit facility												$ 30,000
Repayment of revolving credit facility					$ 30,000
Credit facility, term				5 years 6 months

[1]	9.0% in cash and 2.0% in kind
[2]	Can be increased by up to 200 million.
[3]	If credit exposure is less than 50% of total commitments, and 0.50% if credit exposure is more than 50% of the undrawn amounts.